UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-21364

Schroder Global Series Trust
(Exact name of registrant as specified in charter)

One Freedom Valley Drive
Oaks, PA 19456
 (Address of principal executive offices) (Zip code)

Michael Beattie
C/O SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-464-3108

Date of fiscal year end: October 31, 2018

Date of reporting period: January 31, 2018

Item 1.	Schedule of Investments

The Registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

Schroder North American Equity Fund

Schedule of Investments
January 31, 2018 (unaudited)

Shares		Value $

	COMMON STOCK – 97.3%
	Bermuda – 0.4%
41,700	Assured Guaranty	1,484,103
9,000	Axis Capital Holdings	454,770
7,511	Everest Re Group	1,726,028
49,700	Third Point Reinsurance (1)	708,225
		4,373,126
	Canada – 1.5%
391,300	Athabasca Oil (1)	346,762
108,500	Baytex Energy Trust (1)	330,793
68,400	BCE	3,198,673
154,200	Birchcliff Energy	427,498
102,800	Bonavista Energy	143,753
5,400	Canadian National Railway	432,790
39,700	Centerra Gold (1)	204,955
43,900	CGI Group Class A (1)	2,512,650
34,400	CI Financial	828,117
87,300	Crescent Point Energy	688,463
134,800	Crew Energy (1)	246,585
118,800	Eldorado Gold	153,571
20,300	Enbridge Income Fund Holdings	461,949
23,300	Genworth MI Canada	800,156
37,300	Husky Energy (1)	546,763
93,000	Lundin Mining	672,171
10,900	Magna International Class A	622,629
125,200	MEG Energy (1)	565,945
24,700	Nevsun Resources	51,609
133,800	Spartan Energy (1)	677,703
200,600	Surge Energy	314,763
47,700	Teck Resources Class B	1,385,239
43,900	Tourmaline Oil (1)	709,181
		16,322,718
	Israel – 0.3%
35,100	Check Point Software Technologies (1)	3,629,691

	United Kingdom – 0.2%
151,500	Noble (1)	710,535
93,400	Rowan Class A (1)	1,374,848
		2,085,383
	United States – 94.9%
	Consumer Discretionary – 11.7%
15,206	Amazon.com (1)	22,062,233
29,100	AMC Networks Class A (1)	1,501,269
40,300	American Eagle Outfitters	725,400
32,900	Aptiv	3,121,552
51,100	Bed Bath & Beyond	1,179,388
31,400	Best Buy	2,294,084
14,000	Big Lots	850,920
12,300	Brinker International	446,982
57,500	Buckle	1,152,875
12,000	Carter's	1,443,600
14,100	Cato Class A	167,508
137,700	Comcast Class A	5,856,381
3,200	Cooper-Standard Holdings (1)	398,688
Shares		Value $

5,000	Cracker Barrel Old Country Store	882,400
16,300	Darden Restaurants	1,562,355
10,966	Delphi Technologies	605,652
21,400	Dick's Sporting Goods	673,244
17,900	Discovery Communications Class A (1)	448,753
53,600	DSW Class A	1,073,608
24,400	Foot Locker	1,199,260
183,000	Ford Motor	2,007,510
67,300	GameStop Class A	1,131,313
73,100	Gannett	862,580
45,400	Gap	1,509,096
28,200	Garmin	1,774,908
69,400	Gentex	1,643,392
18,900	Hasbro	1,787,373
28,800	Hillenbrand	1,275,840
51,093	Home Depot	10,264,584
18,700	John Wiley & Sons Class A	1,185,580
34,200	Kohl's	2,215,134
14,300	Lear	2,761,902
17,800	Lowe's	1,864,194
22,900	Macy's	594,255
31,781	McDonald's	5,439,000
20,800	Meredith	1,375,712
21,700	Michael Kors Holdings (1)	1,432,200
39,300	Michaels (1)	1,055,991
1,800	Netflix (1)	486,540
48,600	Nike Class B	3,315,492
65,000	Omnicom Group	4,982,250
1,688	Priceline Group (1)	3,227,540
21,800	Ross Stores	1,796,102
51,000	Sally Beauty Holdings (1)	847,110
3,400	Sherwin-Williams	1,418,174
22,000	Signet Jewelers	1,163,800
188,100	Sirius XM Holdings	1,149,291
63,800	Starbucks	3,624,478
14,400	Steven Madden (1)	665,280
45,800	Target	3,445,076
4,600	Tenneco	266,846
39,600	TJX	3,180,672
24,100	Tupperware Brands	1,392,016
46,100	Urban Outfitters (1)	1,572,471
16,800	VF	1,363,152
51,300	Viacom Class B	1,714,446
62,272	Walt Disney	6,767,098
35,200	Williams-Sonoma	1,803,296
		132,007,846
	Consumer Staples – 10.0%
128,000	Altria Group	9,003,520
121,800	Archer-Daniels-Midland	5,231,310
81,300	Campbell Soup	3,784,515
12,800	Clorox	1,813,632
208,116	Coca-Cola	9,904,241
87,382	Colgate-Palmolive	6,487,240
59,517	CVS Health	4,683,393
28,100	Dr. Pepper Snapple Group	3,353,735
26,900	Edgewell Personal Care (1)	1,518,774
12,200	Energizer Holdings	710,284

Schroder North American Equity Fund

Schedule of Investments
January 31, 2018 (unaudited)

Shares		Value $

11,500	Estee Lauder Class A	1,552,040
100,200	General Mills	5,860,698
31,400	Hershey	3,464,362
9,400	Ingredion	1,350,216
54,900	Kimberly-Clark	6,423,300
8,300	Medifast	570,293
9,000	Monster Beverage (1)	614,070
78,624	PepsiCo	9,458,467
106,291	Philip Morris International	11,397,584
16,300	Pilgrim's Pride (1)	452,651
165,811	Procter & Gamble	14,316,122
8,000	Sanderson Farms	1,015,200
16,200	Universal	777,600
21,200	USANA Health Sciences (1)	1,582,580
37,341	Walgreens Boots Alliance	2,810,284
46,423	Wal-Mart Stores	4,948,692
		113,084,803
	Energy – 4.4%
36,300	Antero Resources (1)	705,309
54,300	Approach Resources (1)	181,362
86,300	Bill Barrett (1)	442,719
18,200	Bristow Group	280,462
25,200	CARBO Ceramics (1)	200,592
72,763	Chevron	9,120,842
8,700	ConocoPhillips	511,647
52,400	Diamond Offshore Drilling (1)	926,432
6,600	Dril-Quip (1)	340,890
97,100	Ensco Class A	572,890
231,390	ExxonMobil	20,200,347
84,600	Gulfport Energy (1)	860,382
42,700	Hornbeck Offshore Services (1)	145,180
9,400	International Seaways (1)	156,886
82,200	Marathon Oil	1,495,218
16,400	Marathon Petroleum	1,136,028
19,600	Murphy Oil	629,160
25,500	National Oilwell Varco	935,340
26,700	Noble Energy	814,884
10,200	Oil States International (1)	326,400
55,700	QEP Resources (1)	521,352
49,572	Schlumberger	3,647,508
25,500	Spectra Energy Partners LP	1,089,870
101,000	Transocean (1)	1,089,790
32,300	Valero Energy	3,099,831
18,900	Whiting Petroleum (1)	527,688
		49,959,009
	Financials – 15.5%
16,700	Affiliated Managers Group	3,333,821
70,100	Aflac	6,182,820
3,000	Alliance Data Systems	769,980
32,300	American Equity Investment Life Holding	1,065,900
79,327	American Express	7,885,104
10,800	American Financial Group	1,224,072
1,400	American National Insurance	176,946
18,200	Ameriprise Financial	3,070,340
25,300	Artisan Partners Asset Management Class A	990,495
21,200	Athene Holding Class A (1)	1,063,392
Shares		Value $

8,300	AvalonBay Communities REIT	1,414,320
562,150	Bank of America	17,988,800
66,400	Berkshire Hathaway Class B (1)	14,234,832
2,736	Brighthouse Financial (1)	175,815
41,700	Capital One Financial	4,335,132
10,400	Chubb	1,623,960
178,242	Citigroup	13,988,432
8,800	CNA Financial	476,608
4,400	Credit Acceptance (1)	1,450,724
67,418	Discover Financial Services	5,379,956
4,900	Equifax	612,157
46,044	Essent Group (1)	2,141,967
13,200	Evercore Class A	1,327,260
3,900	FactSet Research Systems	782,691
8,944	FBL Financial Group Class A	622,503
27,600	Federated Investors Class B	957,168
60,200	Franklin Resources	2,553,082
33,304	Goldman Sachs Group	8,921,809
60,200	H&R Block	1,597,708
4,500	Jack Henry & Associates	560,970
195,363	JPMorgan Chase	22,597,638
6,800	Marsh & McLennan	567,936
7,200	Moody's	1,164,888
128,400	Morgan Stanley	7,261,020
1,200	National Western Life Group Class A	388,680
28,400	Paychex	1,938,300
5,400	PNC Financial Services Group	853,308
44,900	Principal Financial Group	3,035,240
8,500	Public Storage REIT	1,663,960
107,600	Synchrony Financial	4,269,568
11,200	T. Rowe Price Group	1,250,256
13,151	U.S. Bancorp	751,448
27,203	Universal Insurance Holdings	799,768
25,200	Voya Financial	1,308,132
93,500	Waddell & Reed Financial Class A	2,150,500
275,772	Wells Fargo	18,140,282
		175,049,688
	Healthcare – 14.3%
113,881	AbbVie	12,779,726
58,217	Amgen	10,831,273
14,862	Biogen (1)	5,169,152
37,671	Bristol-Myers Squibb	2,358,205
22,000	Celgene (1)	2,225,520
3,714	Centene (1)	398,289
33,700	Cerner (1)	2,329,681
5,000	CIGNA	1,041,750
5,400	Cooper	1,321,218
30,000	DaVita (1)	2,341,200
80,561	Eli Lilly	6,561,693
75,524	Express Scripts Holding (1)	5,979,990
115,704	Gilead Sciences	9,695,995
26,500	HCA Healthcare	2,680,740
10,100	Jazz Pharmaceuticals (1)	1,471,974
157,184	Johnson & Johnson	21,721,257
3,200	Magellan Health (1)	318,720
25,900	McKesson	4,373,992
35,200	MEDNAX (1)	1,858,912

Schroder North American Equity Fund

Schedule of Investments
January 31, 2018 (unaudited)

Shares		Value $

94,969	Medtronic	8,156,888
199,707	Merck	11,832,640
12,500	Molina Healthcare (1)	1,142,000
96,600	Mylan (1)	4,139,310
393,647	Pfizer	14,580,685
18,021	Quest Diagnostics	1,906,982
14,199	Stryker	2,334,032
10,500	Taro Pharmaceutical Industries (1)	1,067,745
2,600	Thermo Fisher Scientific	582,686
19,800	United Therapeutics (1)	2,554,200
56,600	UnitedHealth Group	13,401,748
10,900	Varian Medical Systems (1)	1,389,750
9,508	Waters (1)	2,050,020
13,900	Zoetis Class A	1,066,547
		161,664,520
	Industrials – 9.1%
34,535	3M	8,651,018
3,500	Acuity Brands	540,540
15,800	Alaska Air Group	1,038,534
6,900	Allegion	594,159
19,700	AMETEK	1,503,110
23,100	Applied Materials	1,238,853
6,200	Argan	270,320
21,100	Boeing	7,477,207
23,700	Carlisle	2,706,777
9,500	Copart (1)	418,665
68,700	CSX	3,900,099
10,100	Cummins	1,898,800
8,300	Curtiss-Wright	1,084,478
5,900	Danaher	597,552
32,800	Deluxe	2,436,056
2,300	Dover	244,283
20,094	Dun & Bradstreet	2,486,231
36,850	Fortive	2,801,337
8,700	Generac Holdings (1)	425,691
16,700	General Dynamics	3,715,416
167,489	General Electric	2,708,297
19,800	Graco	926,640
13,600	Greenbrier	682,040
50,191	Honeywell International	8,013,997
11,600	Hubbell Class B	1,577,020
1,400	Huntington Ingalls Industries	332,556
13,700	IDEX	1,965,676
13,700	Illinois Tool Works	2,379,279
10,800	JetBlue Airways (1)	225,288
25,100	Kla-Tencor	2,755,980
26,000	Lam Research	4,979,520
11,800	Lockheed Martin	4,187,230
9,400	Nordson	1,350,968
6,600	Northrop Grumman	2,247,498
5,000	Parker Hannifin	1,007,100
149,000	Pitney Bowes	2,102,390
6,400	Raytheon	1,337,216
6,100	Rockwell Automation	1,203,469
4,200	Roper Technologies	1,178,478
22,000	Snap-on	3,768,820
21,900	Southwest Airlines	1,331,520
Shares		Value $

14,400	Toro	945,360
51,300	Union Pacific	6,848,550
22,595	United Technologies	3,118,336
6,300	Verisk Analytics Class A (1)	630,315
2,200	WW Grainger	593,252
		102,425,921
	Information Technology – 24.5%
28,752	Accenture Class A	4,620,446
19,200	Adobe Systems (1)	3,835,392
14,349	Alphabet Class A (1)	16,963,675
14,494	Alphabet Class C (1)	16,957,110
4,600	ANSYS (1)	743,590
244,573	Apple	40,948,857
2,700	Automatic Data Processing	333,801
11,100	Broadcom	2,753,133
65,600	CA	2,351,760
294,685	Cisco Systems	12,241,215
30,600	Citrix Systems (1)	2,838,456
50,100	Cognizant Technology Solutions Class A	3,906,798
26,400	Convergys	614,328
104,200	eBay (1)	4,228,436
7,200	F5 Networks (1)	1,040,688
101,900	Facebook Class A (1)	19,044,091
210,100	Hewlett Packard Enterprise	3,445,640
203,700	HP	4,750,284
311,674	Intel	15,003,986
66,794	International Business Machines	10,934,178
14,500	Intuit	2,434,550
17,500	j2 Global	1,399,825
27,900	Juniper Networks	729,585
50,600	Mastercard Class A	8,551,400
45,800	Micron Technology (1)	2,002,376
390,450	Microsoft	37,096,654
61,100	NetApp	3,757,650
18,200	NVIDIA	4,473,560
211,181	Oracle	10,894,828
21,200	PayPal Holdings (1)	1,808,784
63,177	QUALCOMM	4,311,830
34,400	Seagate Technology	1,898,880
10,200	Skyworks Solutions	991,542
64,222	Texas Instruments	7,043,227
11,400	Total System Services	1,013,004
97,000	Visa Class A	12,050,310
10,400	VMware Class A (1)	1,287,416
57,000	Western Digital	5,071,860
55,400	Western Union	1,151,766
44,700	Xerox	1,525,611
		277,050,522
	Materials – 1.5%
10,200	Celanese Class A	1,103,232
1,900	Chase	213,465
41,500	DowDuPont	3,136,570
6,900	Eagle Materials	773,145
45,200	LyondellBasell Industries Class A	5,416,768
40,300	Mosaic	1,100,190
13,900	Packaging Corp. of America	1,746,257

Schroder North American Equity Fund

Schedule of Investments
January 31, 2018 (unaudited)

Shares		Value $

6,800	Praxair	1,098,132
16,800	Rayonier Advanced Materials	317,856
23,100	Sonoco Products	1,254,561
3,400	Terra Nitrogen LP	276,624
		16,436,800
	Real Estate – 0.8%
26,054	Chesapeake Lodging Trust REIT	713,098
2,900	CoreSite Realty REIT	314,128
3,200	Essex Property Trust REIT	745,536
18,800	Hospitality Properties Trust REIT	534,108
51,900	Kimco Realty REIT	825,729
17,700	LaSalle Hotel Properties REIT	540,558
13,600	LTC Properties REIT	557,328
4,900	National Health Investors REIT	345,597
45,400	Park Hotels & Resorts REIT	1,312,514
15,900	Pebblebrook Hotel Trust REIT	620,100
34,640	Quality Care Properties REIT (1)	467,640
26,900	RLJ Lodging Trust REIT	621,928
47,000	Summit Hotel Properties REIT	728,030
9,600	Welltower REIT	575,712
16,400	Xenia Hotels & Resorts REIT	364,080
		9,266,086
	Telecommunication Services – 2.2%
355,627	AT&T	13,318,231
222,330	Verizon Communications	12,021,383
		25,339,614
	Utilities – 0.9%
67,700	AES	782,612
2,900	Ameren	164,227
50,271	Emerson Electric	3,631,074
1,900	Entergy	149,511
31,200	NextEra Energy	4,942,704
		9,670,128
	Total United States	1,071,954,937
	TOTAL COMMON STOCK
	(Cost $701,821,908)	1,098,365,855
	TOTAL INVESTMENTS IN SECURITIES – 97.3%
	(Cost $701,821,908)	1,098,365,855
	OTHER ASSETS LESS LIABILITIES – 2.7%	30,846,722
	NET ASSETS – 100%	$1,129,212,577

(1)	Denotes non-income producing security.

The open futures contracts held by the Fund at January 31, 2018, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 Index E-MINI	157	Mar-2018	$21,425,527	$22,182,530	$757,003

Schroder North American Equity Fund

Schedule of Investments
January 31, 2018 (unaudited)

A summary of the outstanding forward foreign currency contracts held by the Fund at January 31, 2018, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
BNP Paribas	02/28/18	CAD	14,879,235	USD	11,964,311	$(136,301)

CAD — Canadian Dollar
LP — Limited Partnership
REIT — Real Estate Investment Trust
S&P — Standard & Poor’s
USD — United States Dollar

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Mutual Funds

Fair Value Measurements
January 31, 2018 (unaudited)

The following is a summary of the inputs used as of January 31, 2018, in valuing the Schroder Funds’ investments carried at value:

Schroder North American Equity Fund

Investments in Securities (1)	Level 1	Level 2	Level 3	Total
Common Stock (2)	$1,098,365,855	$—	$—	$1,098,365,855
Total Investments in Securities	$1,098,365,855	$—	$—	$1,098,365,855

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures – Unrealized Appreciation	$757,003	—	$—	$757,003
Forwards – Unrealized Depreciation	—	(136,301)	—	(136,301)
Total Other Financial Instruments	$757,003	$(136,301)	$—	$620,702

(1)	There were no transfers between levels during the reporting period, based on the input levels assigned under the hierarchy at the beginning and end of the reporting period.

(2)	All securities in this category are Level 1 securities. For a detailed break-out by classification, please refer to the Schedule of Investments.

SCH-QH-002-0300

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)  Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Schroder Global Series Trust

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President
Date: March 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President
Date: March 29, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO
Date: March 29, 2018